INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 600,000
Income Tax Expense (Benefit)	0	$ (157,000)
Tax Credit Carryforward, Amount	179,000	284,000	$ 800,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,200,000		28,400,000
Net operating loss carryforwards, subject to expiration	13,000,000		13,000,000
Net operating loss carryforwards, carried forward indefinitely	11,200,000		15,400,000
Tax Credit Carryforward, Amount		$ 700,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 18,900,000		$ 21,300,000